Average Annual Total Returns - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2024
Fidelity Advisor Total International Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.12%
Past 5 years	8.93%
Past 10 years	4.53%
Fidelity Advisor Total International Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	11.71%
Past 5 years	8.73%
Past 10 years	4.53%
Fidelity Advisor Total International Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	16.27%
Past 5 years	10.03%
Past 10 years	5.43%
Fidelity Advisor Total International Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.38%
Past 5 years	8.49%
Past 10 years	4.53%
Fidelity Advisor Total International Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.28%
Past 5 years	7.94%
Past 10 years	4.17%
Fidelity Advisor Total International Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.93%
Past 5 years	6.84%
Past 10 years	3.72%
Fidelity Advisor Total International Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	16.51%
Past 5 years	10.22%
Since Inception	8.27%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%

[1]	A From February 1, 2017 .